Warrants - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) shares	Aug. 11, 2023 shares	Aug. 10, 2023 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares				14,215,112	15,819,000	14,266,605	14,266,605
Exercise price of warrants (in dollars per share) | $ / shares							$ 11.50
Class of warrant or right, threshold number of days for warrants to be transferable				30 days
Derivative liability, noncurrent | $				$ 17,100	$ 369
Proceeds from exercise of preferred stock warrants | $			$ 9,630	9,630	0
Warrant repurchase program, authorized amount | $	$ 4,000
Payments for repurchase of warrants | $				$ 20	$ 0
Series B-3 Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares				1
Exercise price of warrants (in dollars per share) | $ / shares				$ 0.05
Warrants to purchase Series B-3 preferred stock (in shares) | shares		2,239,309
Proceeds from exercise of preferred stock warrants | $		$ 4,530
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares				8,281,779			8,333,272
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares				8,333,272			1
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.50
Class of warrant or right, redemption price (in dollars per share) | $ / shares				0.01
Warrant redemption condition, share price (in dollars per share) | $ / shares				$ 18.00
Class of warrant or right, conversion terms, threshold trading days | D				20
Class of warrant or right, conversion terms, threshold consecutive trading days | D				30
Derivative liability, noncurrent | $				$ 9,855			$ 1,500
Warrants repurchased (in shares) | shares				51,493
Payments for repurchase of warrants | $				$ 20
Public Warrants | Minimum
Class of Warrant or Right [Line Items]
Threshold number of business days before sending notice of redemption to warrant holders | D				30
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares				5,933,333			5,933,333
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares				5,933,333
Derivative liability, noncurrent | $				$ 7,061			$ 1,068